Loans, allowance for loan losses and credit quality - Impaired loans (Details 5) SFr in Millions	12 Months Ended
	Dec. 31, 2016 CHF (SFr) day quarter	Dec. 31, 2015 CHF (SFr)
Gross impaired loans by category
Total non-performing and non-interest-earning loans	SFr 1,501	SFr 1,255
Restructured loans	358	282
Potential problem loans	613	436
Total other impaired loans	971	718
Gross impaired loans	2,472	1,973
Non-interest-earning loans	265	272
Non-performing loans	1,236	983
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	SFr 62	68
Minimum
Gross impaired loans by category
Loan provision threshold, as percentage of loan notional amount, at which loans are written down to net book value	80.00%
Number of days of default on interest or principal considered to assess credit worthiness | day	90
Maximum
Gross impaired loans by category
Period of anticipated repayment after which loan is written down to net book value (in quarters) | quarter	2
Corporate and institutional
Gross impaired loans by category
Total non-performing and non-interest-earning loans	SFr 906	679
Restructured loans	345	264
Potential problem loans	559	383
Total other impaired loans	904	647
Gross impaired loans	1,810	1,326
Non-interest-earning loans	233	205
Non-performing loans	673	474
Real estate
Gross impaired loans by category
Total non-performing and non-interest-earning loans	67	72
Restructured loans	0	0
Potential problem loans	19	29
Total other impaired loans	19	29
Gross impaired loans	86	101
Non-interest-earning loans	5	19
Non-performing loans	62	53
Commercial and industrial loans
Gross impaired loans by category
Total non-performing and non-interest-earning loans	721	469
Restructured loans	345	263
Potential problem loans	513	319
Total other impaired loans	858	582
Gross impaired loans	1,579	1,051
Non-interest-earning loans	182	136
Non-performing loans	539	333
Financial institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	104	138
Restructured loans	0	1
Potential problem loans	27	35
Total other impaired loans	27	36
Gross impaired loans	131	174
Non-interest-earning loans	46	50
Non-performing loans	58	88
Governments and public institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	14
Restructured loans	0
Potential problem loans	0
Total other impaired loans	0
Gross impaired loans	14
Non-interest-earning loans	0
Non-performing loans	14
Consumer
Gross impaired loans by category
Total non-performing and non-interest-earning loans	595	576
Restructured loans	13	18
Potential problem loans	54	53
Total other impaired loans	67	71
Gross impaired loans	662	647
Non-interest-earning loans	32	67
Non-performing loans	563	509
Mortgages
Gross impaired loans by category
Total non-performing and non-interest-earning loans	201	214
Restructured loans	13	18
Potential problem loans	40	49
Total other impaired loans	53	67
Gross impaired loans	254	281
Non-interest-earning loans	11	17
Non-performing loans	190	197
Loans collateralized by securities
Gross impaired loans by category
Total non-performing and non-interest-earning loans	210	135
Restructured loans	0	0
Potential problem loans	13	3
Total other impaired loans	13	3
Gross impaired loans	223	138
Non-interest-earning loans	17	27
Non-performing loans	193	108
Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	184	227
Restructured loans	0	0
Potential problem loans	1	1
Total other impaired loans	1	1
Gross impaired loans	185	228
Non-interest-earning loans	4	23
Non-performing loans	180	204
Bank
Gross impaired loans by category
Total non-performing and non-interest-earning loans	1,324	1,061
Restructured loans	358	282
Potential problem loans	545	373
Total other impaired loans	903	655
Gross impaired loans	2,227	1,716
Non-interest-earning loans	248	251
Non-performing loans	1,076	810
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	54	57
Bank | Corporate and institutional
Gross impaired loans by category
Total non-performing and non-interest-earning loans	866	640
Restructured loans	345	264
Potential problem loans	509	344
Total other impaired loans	854	608
Gross impaired loans	1,720	1,248
Non-interest-earning loans	217	188
Non-performing loans	649	452
Bank | Real estate
Gross impaired loans by category
Total non-performing and non-interest-earning loans	67	70
Restructured loans	0	0
Potential problem loans	0	11
Total other impaired loans	0	11
Gross impaired loans	67	81
Non-interest-earning loans	5	19
Non-performing loans	62	51
Bank | Commercial and industrial loans
Gross impaired loans by category
Total non-performing and non-interest-earning loans	681	433
Restructured loans	345	263
Potential problem loans	482	298
Total other impaired loans	827	561
Gross impaired loans	1,508	994
Non-interest-earning loans	166	119
Non-performing loans	515	314
Bank | Financial institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	104	137
Restructured loans	0	1
Potential problem loans	27	35
Total other impaired loans	27	36
Gross impaired loans	131	173
Non-interest-earning loans	46	50
Non-performing loans	58	87
Bank | Governments and public institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	14
Restructured loans	0
Potential problem loans	0
Total other impaired loans	0
Gross impaired loans	14
Non-interest-earning loans	0
Non-performing loans	14
Bank | Consumer
Gross impaired loans by category
Total non-performing and non-interest-earning loans	458	421
Restructured loans	13	18
Potential problem loans	36	29
Total other impaired loans	49	47
Gross impaired loans	507	468
Non-interest-earning loans	31	63
Non-performing loans	427	358
Bank | Mortgages
Gross impaired loans by category
Total non-performing and non-interest-earning loans	182	186
Restructured loans	13	18
Potential problem loans	22	25
Total other impaired loans	35	43
Gross impaired loans	217	229
Non-interest-earning loans	10	13
Non-performing loans	172	173
Bank | Loans collateralized by securities
Gross impaired loans by category
Total non-performing and non-interest-earning loans	210	135
Restructured loans	0	0
Potential problem loans	13	3
Total other impaired loans	13	3
Gross impaired loans	223	138
Non-interest-earning loans	17	27
Non-performing loans	193	108
Bank | Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	66	100
Restructured loans	0	0
Potential problem loans	1	1
Total other impaired loans	1	1
Gross impaired loans	67	101
Non-interest-earning loans	4	23
Non-performing loans	SFr 62	SFr 77